S000019855 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	256 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Columbia Variable Portfolio - Core Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	14.93%	14.48%	13.93%
Performance Inception Date				Sep. 10, 2004